Label	Element	Value
Schwab Ariel ESG ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Schwab Ariel ESG ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Summary Prospectus and Statutory Prospectus — Under the “Principal Investment Strategies” section:

a. The first paragraph will be deleted in its entirety and replaced with the following:
The fund invests primarily in exchange-traded equity securities of U.S. small- and mid-capitalization companies which are companies with capitalizations within the range of the Russell 2500™ Index, as measured at the time of purchase; however, the fund may invest in exchange-traded securities of companies outside the stated range.
b. The third and fourth paragraphs will be deleted in their entirety.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab® Ariel ESG ETF
(the fund)
Supplement dated May 14, 2025, to the fund’s currently effective Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory
Prospectus and SAI and should be read in conjunction with these documents.
At a meeting held on May 7, 2025, the Board of Trustees of the Trust approved changing the fund’s name. In addition, the fund’s investment strategy will be modified in alignment with the subadviser’s (Ariel Investments, LLC) investment process, which will include removing the four investment exclusions. These changes, which are summarized below, are scheduled to be effective on or about July 28, 2025. Please note that these changes are subject to modifications pending review by the U.S. Securities and Exchange Commission.
1.
Summary Prospectus, Statutory Prospectus and SAI: The fund’s name will change from Schwab Ariel ESG ETF to Schwab Ariel Opportunities ETF.

Schwab Ariel ESG ETF | ESG Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The “ESG Risk” will be deleted in its entirety.